Fees Summary	Jul. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,868,879,000.00
Previously Paid Amount	0.00
Total Fee Amount	592,325.40
Total Offset Amount	0.00
Net Fee	$ 592,325.40